Employee benefits	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Employee benefits

16. Employee benefits

The Company’s subsidiaries, VIE and subsidiaries of VIE incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30，
	2023	2024
	RMB	RMB
Contributions to medical and pension schemes	10,438	9,910
Other employee benefits	3,519	3,221
Total	13,957	13,131

*The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the six months ended June 30, 2023 have been revised to correct for a formula error in the preparation of this disclosure. The errors were disclosure only and did not have any impact to the previously reported unaudited interim condensed consolidated results of operations, financial position, or cash flows.

The impact of the revision on the previously reported employee welfare benefits expenses for this disclosure is as follows:

	For the six months ended June 30,
	2023
	As Previously Reported	Adjustment	As Revised
	RMB	RMB	RMB
Contributions to medical and pension schemes	7,117	3,321	10,438
Other employee benefits	194	3,325	3,519
Total	7,311	6,646	13,957